Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Apr. 30, 2021	Feb. 03, 2021	Aug. 28, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement,Number of shares available for grant under the plan				267,794		627,332
Share based compensation arrangement,Increase in number of authorized shares of common stock	80,000,000
Proceeds from exercise of stock options				$ 673	$ 2	$ 75	$ 46
Weighted average grant date fair value of options granted				$ 2.03
Stock based compensation not yet recognized				$ 14,828		$ 17,342
Stock based compensation not yet recognized,expected to be recognised over a weighted average period				1 year 3 months 18 days		1 year 7 months 6 days
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted						$ 2.37	$ 1.52
Vesting period fro Stock option grants						4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement,Plan was amended to Increase the maximum aggregate number of shares which may be subject to options issued,Shares		14,431,692	12,681,692
Maximum [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period						10 years
Share-based Payment Arrangement, Employee [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised				$ 2,399		$ 68	$ 33
Proceeds from exercise of stock options				673	2	75	46
Aggregate fair value of options vested				$ 6,476	$ 222	$ 934	$ 1,054
Weighted average grant date fair value of options granted				$ 4.96	$ 1.67	$ 2.37	$ 1.56
Aggregate intrinsic value of options outstanding				$ 130,360		$ 7,330	$ 5,754
Aggregate intrinsic value of options exercisable				$ 63,348		$ 6,446	$ 4,820
Share based compensation arrangement,Number of options granted				2,296,277		3,683,015	1,679,342
Exercisable period				6 years 4 months 24 days		6 years 3 months 18 days
Share-based Payment Arrangement, Nonemployee [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted						$ 3
Aggregate intrinsic value of options outstanding				$ 536		$ 599	$ 509
Share based compensation arrangement,Number of options granted				0		10,000	0
Aggregate intrinsic value of options vested				$ 17	$ 1	$ 6	$ 4
Exercisable period				5 years 3 months 18 days		4 years 4 months 24 days